Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF CASH FLOWS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 60,078	$ 63,641	$ (75,053)
Share-based compensation expense	21,649	16,138	10,897
Gain on deconsolidation of subsidiaries	(489)	(132,665)
Gain on disposal of equity method investment	(56,993)
Depreciation and amortization	18,488	19,188	16,138
Exchange loss (gain) on offshore accounts	2,277	(1,476)	1,769
Impairment on short-term investments		2,098
Gain on short-term investments and fair value change of derivatives	(139,265)	(56,022)	(4,317)
(Earnings) loss in equity method investments	(49,015)	(20,317)	7,471
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(9,740)	(19,625)	4,199
Accrued expenses and other payables	(6,509)	3,861	11,603
Capital distribution received from Japan Macro	63,917	19,158
Net cash provided by (used in) operating activities	56,439	(73,035)	(11,087)
Cash flows from investing activities:
(Increase) decrease in term deposits	(3,414)	58,235	150,911
Proceeds from sale of available for sale securities	415,528	118,958	81,136
Proceeds from sale of derivative financial instruments	80,861	959	1,297
Proceeds from principal return on Series 2012-A Senior Secured Refi Loan Notes	1,370	1,353	414
Proceeds from sale of equity method investment	46,484
Capital distribution received from equity method investees	74,721
Dividend received from available for sale securities	1,050
Purchase of available for sale securities	(129,407)	(88,681)	(140,677)
Purchase of derivative financial instruments	(118,470)	(1,999)
Purchases of Series 2012-A Senior Secured Refi Loan Notes			(10,000)
Cash disposed of from deconsolidation of subsidiaries		(18,637)
Net cash provided by (used in) investing activities	109,215	20,065	(12,742)
Cash flows from financing activities:
Repurchase of ordinary shares	(76,462)	(55,575)	(53,630)
Deposits for share repurchase		(10,860)
Proceeds from exercise of share options	2,514	2,913	1,898
Proceeds from the issuance of promissory note issued to Nuomi Inc.		60,884
Repayment of promissory note issued to Nuomi Inc.	(60,884)
Net cash used in financing activities	(134,832)	(1,033)	(53,892)
Net increase (decrease) in cash and cash equivalents	30,822	(54,003)	(77,721)
Cash and cash equivalents at beginning of year	154,308	207,438	284,643
Effect of exchange rate changes	(2,105)	873	516
Cash and cash equivalents at end of year	183,025	154,308	207,438
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	60,460	63,733	(75,026)
Equity in income of subsidiaries and variable interest entities	149,862	145,340	79,080
Share-based compensation expense	22,827	11,754	10,897
Gain on deconsolidation of subsidiaries		(132,821)
Gain on disposal of equity method investment	(60,116)
Depreciation and amortization		267	266
Exchange loss (gain) on offshore accounts	2,314	(1,386)
Impairment on short-term investments		2,098
Gain on short-term investments and fair value change of derivatives	(167,225)	(56,727)	(4,317)
(Earnings) loss in equity method investments	(4,835)	(23,070)	4,784
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,770	(9)	3,320
Accrued expenses and other payables	(444)	538	(496)
Increase in amounts due to a subsidiary	(512,295)	(250,013)	(95,108)
Capital distribution received from Japan Macro	25,321	19,158
Net cash provided by (used in) operating activities	(482,361)	(221,138)	(76,600)
Cash flows from investing activities:
(Increase) decrease in term deposits	250,495	158,687	152,680
Proceeds from sale of available for sale securities	415,528	118,958	81,136
Proceeds from sale of derivative financial instruments	80,861	959	1,297
Proceeds from principal return on Series 2012-A Senior Secured Refi Loan Notes	1,370	1,353	414
Proceeds from sale of equity method investment	46,484
Capital distribution received from equity method investees	74,721
Dividend received from available for sale securities	1,050
Purchase of available for sale securities	(129,407)	(88,676)	(140,677)
Purchase of derivative financial instruments	(90,112)
Purchase of equity method investments	(20,789)	(20,000)	(49,000)
Purchases of Series 2012-A Senior Secured Refi Loan Notes			(10,000)
Cash disposed of from deconsolidation of subsidiaries		(18,309)
Investment in subsidiaries			(1,343)
Net cash provided by (used in) investing activities	630,201	152,972	34,507
Cash flows from financing activities:
Repurchase of ordinary shares	(76,462)	(55,575)	(53,630)
Deposits for share repurchase		(10,860)
Proceeds from exercise of share options	2,514	2,913	1,898
Proceeds from the issuance of promissory note issued to Nuomi Inc.		60,884
Repayment of promissory note issued to Nuomi Inc.	(60,884)
Net cash used in financing activities	(134,832)	(2,638)	(51,732)
Net increase (decrease) in cash and cash equivalents	13,008	(70,804)	(93,825)
Cash and cash equivalents at beginning of year	82,586	153,390	247,215
Effect of exchange rate changes	(109)
Cash and cash equivalents at end of year	$ 95,485	$ 82,586	$ 153,390